Composition and Change (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Interest paid	€ 782	€ 664	€ 536
Taxes paid	57	36	9
Interest received	26	€ 127	€ 24
Convertible Bond 2020/2012 [Member]
Statement Line Items [Line Items]
Cash interest expenses	€ 20